SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share capital:
Common stock, value, authorized				$ 150,000	$ 150,000
Common stock, value, issued				$ 93,547	$ 93,415
Common stock, shares authorized (in shares)				150,000,000	150,000,000
Common shares, par value (in dollars per share)				$ 1.00	$ 1.00	$ 1.00
Common shares, shares issued (in shares)				93,546,663	93,414,672	80,579,295
Common shares, shares outstanding (in shares)				93,546,663	93,414,672	80,579,295
Shares issued upon exercise of share options (in shares)				132,000	185,000	76,000
Net proceeds for shares issued		$ 660,900		$ 0	$ 660,947	$ 0
Percent of stock outstanding			5.00%
Repurchase period			2 years
Remaining amount in share repurchase program (in shares)				300,000
Purchase of treasury shares				$ 12,269	$ 0	$ 0
Common Stock
Share capital:
Common shares, par value (in dollars per share)		$ 1.00
Shares issued upon exercise of share options (in shares)				100,000	200,000
Shares issued in offering (in shares)		12,650,000
Common Stock | Underwriter's Option
Share capital:
Shares issued in offering (in shares)	4,173,913	1,650,000
Common Stock | Secondary Offering [Member]
Share capital:
Shares issued in offering (in shares)	32,000,000
Sale of common units price per share (USD per share)	$ 58.50
World Shipholding
Share capital:
Percentage shareholders' ownership before transaction	36.20%			0.00%
Percentage shareholders' ownership after transaction				1.90%
Equity Swap
Share capital:
Shares acquired by counterparty (in shares)				3,200,000
Shares acquired by counterparty, per share price (in dollars per share)				$ 41.10